S-K 1602(c) Dilution	Jan. 31, 2026 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.83
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.17
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 75,813,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	13,014,063
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.16
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 87,253,325
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	14,928,438
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.84
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	4.82
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.18
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 50,688,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	10,514,063
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.16
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 58,397,075
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	12,053,438
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.84
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.81
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 25,563,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	8,014,063
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.79
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 29,465,825
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	9,178,438
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.21
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.92
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 438,988
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	5,514,063
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.91
Net Tangible Book Value (in Dollars) | $	$ (322,033)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 572,075
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	6,303,438
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.09
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 101,120,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,195,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,120,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,195,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,120,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,195,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,120,000
Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,195,000
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	274,108
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(25,125,000)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(28,893,750)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(50,250,000)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(57,787,500)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,375,000)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,681,250)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(100,500,000)
Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(115,575,000)
Over-allotment Option Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(133,087)
Over-allotment Option Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(133,087)
Over-allotment Option Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(133,087)
Over-allotment Option Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (133,087)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary Shares Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	251,250
Ordinary Shares Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	258,750
Ordinary Shares Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	251,250
Ordinary Shares Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	258,750
Ordinary Shares Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	251,250
Ordinary Shares Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	258,750
Ordinary Shares Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	251,250
Ordinary Shares Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	258,750
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,500,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,875,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,500,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,875,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,500,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,875,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,500,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,875,000
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,813
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	64,688
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,813
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	64,688
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,813
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	64,688
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,813
Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	64,688
Representative Share [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Representative Share [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Representative Share [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Representative Share [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Representative Share [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Deferred Compensation Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	100,000
Deferred Compensation Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	115,000
Shares Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,500,000)
Shares Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,875,000)
Shares Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,000,000)
Shares Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,750,000)
Shares Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Shares Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Shares Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(10,000,000)
Shares Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(11,500,000)